Goodwill and Intangible Assets Future Amortization of Finite Intangibles - (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 22,818
2018	21,247
2019	18,153
2020	10,823
2021	6,921
Total	$ 79,962